ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER PAYABLES
Summary of Accrued expenses and other payables

	As of December 31,
	2018	2019

Accrued interest expenses	32,902	43,776
Accrued debt issuance costs and other financing costs	618	28,082
Income tax payable	43,898	93,307
Other tax payables	30,663	28,259
Consideration payables for acquisitions	192,367	362,032
Deferred government grants	4,800	6,003
Accrued payroll and welfare benefits	77,134	97,486
Accrued professional fees	32,076	41,630
Accrued rental fees	13,085	—
Accrued data center outsourcing service fees	10,715	17,989
Amount due to related parties	—	11,988
Amount due to a financial institution	—	34,190
Other accrued operating expenses	28,818	38,020
Other payables	9,488	15,121
	476,564	817,883